Severance Indemnities And Pension Plans (Assumed Health Care Cost Trend Rates And Effect Of A One-Percentage-Point Change For Foreign Offices And Subsidiaries) (Detail) (Forecast [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	7.71%	[1]	8.31%	[1]
Ultimate trend rate	4.50%	[1]	4.50%	[1]
Year the rate reaches the ultimate trend rate	2021	[1]	2021	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	¥ 422
Effect of one percentage point decrease on total of service and interest cost components	(422)
Effect of one percentage point increase on postretirement benefit obligation	3,478
Effect of one percentage point decrease on postretirement benefit obligation	(2,951)
Other Than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	8.00%	[1]	7.50%	[1]
Ultimate trend rate	5.00%	[1]	4.50%	[1]
Year the rate reaches the ultimate trend rate	2019	[1]	2017	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	79
Effect of one percentage point decrease on total of service and interest cost components	(61)
Effect of one percentage point increase on postretirement benefit obligation	1,128
Effect of one percentage point decrease on postretirement benefit obligation	¥ (885)

[1]	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2012 and 2013, respectively.